TAXATION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXATION

10. TAXATION

BVI

The Company is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HK$ 2 million of assessable profits was reduced to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. SMHL, SKML, TEX and H2N were not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented. There are no withholding taxes in Hong Kong on remittance of dividends.

Loss before income taxes is attributable to the following geographic locations:

	For the six months ended June 30,
	2025	2026
	US$	US$
Hong Kong	-	(2,587,009)
Other	(53,872)	(697,491)
Total	(53,872)	(3,284,500)

The income tax provision consists of the following components:

	For the six months ended June 30,
	2025	2026
	US$	US$
Current income expenses	-	-
Deferred income tax benefits	-	(267,552)
Total income tax benefits	-	(267,552)

A reconciliation between the Group’s actual provision for income taxes and the provision under the Hong Kong statutory rate is as follows:

	For the six months ended June 30,
	2025	2026
	US$	US$
Loss before income taxes	(53,872)	(3,284,500)
Hong Kong statutory income tax rate	16.50%	16.50%
Computed income tax benefits with Hong Kong statutory income tax rate	(8,889)	(541,942)
Impact of different tax rates in other jurisdictions	8,889	114,864
Non-taxable income	-	(9)
Change in valuation allowance	-	159,535
Income tax benefits	-	(267,552)
Effective tax rate	-	8.15%

As of December 31, 2025 and June 30, 2026, the significant components of the deferred tax assets were summarized below:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Deferred tax assets:
Net operating loss carried forward	909,301	1,061,669
Provision for credit loss	15,876	15,757
Deferred tax assets, gross	925,177	1,077,426
Less: valuation allowance	(62,082)	(220,792)
Deferred tax assets, net of valuation allowance	863,095	856,634
Net off against deferred tax liabilities	(863,095)	(856,634)
Net deferred tax assets	-	-

Deferred tax liabilities:
Depreciation of property and equipment	(23,081)	(15,293)
Intangible assets acquired from business combination (1)	(2,505,050)	(2,226,965)
Deferred tax liabilities	(2,528,131)	(2,242,258)
Net off against deferred tax assets	863,095	856,634
Net deferred tax liabilities	(1,665,036)	(1,385,624)

(1)	The Group initial recognized US$2,642,124 of deferred tax liability from business combination (Note 3 - Acquisitions included in the Company’s financial statements for the fiscal year ended December 31, 2025) and reversed US$111,950 and US$259,920 due to amortization of related intangible assets for the period from the acquisition dates to December 31, 2025 and for the six months ended June 30, 2026, respectively.

Changes in valuation allowance are as follows:

	For the six months ended June 30,
	2025	2026
	US$	US$
Balance at beginning of the period	-	62,082
Current-period additions	-	132,325
Current-period decreases	-	(27,209)
Foreign exchange translation adjustments	-	53,594
Balance at end of the period	-	220,792

As of December 31, 2025 and June 30, 2026, the total net operating losses carryforwards of the Group’s subsidiaries in Hong Kong are US$5,509,546 and US$6,431,663, respectively, which can be carried forward without an expiration date.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, the Group has considered the Group’s history of losses and concluded that it is more likely than not that the Group will not generate future taxable income to utilize the deferred tax assets. Accordingly, as of December 31, 2025 and June 30, 2026, US$62,082 and US$220,792 valuation allowance has been established respectively.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and June 30, 2026, the Group did not have any unrecognized uncertain tax positions. For the six months ended June 30, 2025 and 2026, the Group did not incur any interest and penalties related to potential underpaid income tax expenses.

Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to six years of assessment prior to the current year of assessment, if in a case of fraud or willful evasion, then the investigation can be extended to cover ten years of assessment.

12.	TAXATION

BVI

The Company is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HK$ 2 million of assessable profits was reduced to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. SMHL, SKML, TEX and H2N were not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented. There are no withholding taxes in Hong Kong on remittance of dividends.

(Loss)/income before income taxes is attributable to the following geographic locations:

	For the years ended December 31,
	2024	2025
	US$	US$
Hong Kong	-	(1,053,765)
Other	(13,023)	1,198,398
Total	(13,023)	144,633

The income tax provision consists of the following components:

	For the years ended December 31,
	2024	2025
	US$	US$
Current income expenses	-	-
Deferred income tax benefits	-	(111,949)
Total income tax benefits	-	(111,949)

A reconciliation between the Group’s actual provision for income taxes and the provision under the Hong Kong statutory rate is as follows:

	For the years ended December 31,
	2024	2025
	US$	US$
(Loss)/income before income taxes	(13,023)	144,633
Hong Kong statutory income tax rate	16.50%	16.50%
Computed income tax (benefits)/expenses with Hong Kong statutory income tax rate	(2,149)	23,865
Impact of different tax rates in other jurisdictions	2,149	(197,961)
Non-taxable income	-	(7)
Non-deductible expenses	-	41
Change in valuation allowance	-	62,113
Income tax benefits	-	(111,949)
Effective tax rate	-	(77.40)%

As of December 31, 2024 and 2025, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets:
Net operating loss carried forward	-	909,301
Provision for credit loss	-	15,876
Deferred tax assets, gross	-	925,177
Less: valuation allowance	-	(62,082)
Deferred tax assets, net of valuation allowance	-	863,095
Net off against deferred tax liabilities	-	(863,095)
Net deferred tax assets	-	-

Deferred tax liabilities:
Depreciation of property and equipment	-	(23,081)
Intangible assets acquired from business combination (1)	-	(2,505,050)
Deferred tax liabilities	-	(2,528,131)
Net off against deferred tax assets	-	863,095
Net deferred tax liabilities	-	(1,665,036)

(1)	The Group initial recognized US$2,642,124 of deferred tax liability from business combination (Note 3) and reversed US$111,950 due to amortization of related intangible assets for the period from the acquisition dates to December 31, 2025.

Changes in valuation allowance are as follows:

	As of December 31,
	2024	2025
	US$	US$
Balance at beginning of the year
Current-year additions	-	62,113
Foreign exchange translation adjustments	-	(31)
Balance at end of the year	-	62,082

As of December 31, 2024 and 2025, the total net operating losses carryforwards of the Group’s subsidiaries in Hong Kong are nil and US$5,509,546, respectively, which can be carried forward without an expiration date.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, the Group has considered the Group’s history of losses and concluded that it is more likely than not that the Group will not generate future taxable income to utilize the deferred tax assets. Accordingly, as of December 31, 2024 and 2025, a nil and US$62,082 valuation allowance has been established respectively.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions. For the years ended December 31, 2024 and 2025, the Group did not incur any interest and penalties related to potential underpaid income tax expenses.

Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to six years of assessment prior to the current year of assessment, if in a case of fraud or willful evasion, then the investigation can be extended to cover ten years of assessment.